UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03541

Asset Management Fund

(Exact name of registrant as specified in charter)

230 West Monroe St.,

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Beacon Hill Fund Services, Inc.

4041 N. High Street Columbus, OH 43214

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800)-527-3713

Date of fiscal year end: 10/31

Date of reporting period: 01/31/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

ASSET MANAGEMENT FUND

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

January 31, 2012 (Unaudited)

	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio		38	$38

TOTAL INVESTMENT COMPANIES			38

	Percentage of Net Assets	Principal Amount	Value
REPURCHASE AGREEMENTS	99.9%
Bank of America, 0.16%, (Agreement dated 1/31/12 to be repurchased at $10,846,048 on 2/1/12 Collateralized by Fixed Rate U.S. Government Mortgage-Backed Securities, 5.29% - 5.31%, with a value of $11,062,921, due at 7/20/60—8/20/60)		$10,846,000	$10,846,000

TOTAL REPURCHASE AGREEMENTS			10,846,000

TOTAL INVESTMENTS (Cost $ 10,846,038)(a)	99.9%		10,846,038
NET OTHER ASSETS (LIABILITIES)	0.1%		6,759

NET ASSETS	100.0%		$10,852,797

(a)	Represents cost for financial reporting purposes.

See notes to Schedules of Investments.

ASSET MANAGEMENT FUND

ULTRA SHORT MORTGAGE FUND

SCHEDULE OF INVESTMENTS

January 31, 2012 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	56.5%
1 Yr. Constant Maturity Treasury Based ARMS.	40.1%
Fannie Mae
2.53%		7/1/28	$2,155,192	$2,253,415
2.12%		8/1/29	1,640,103	1,687,381
2.78%		3/1/30	238,312	247,206
2.43%		5/1/33	781,856	806,409
2.51%		9/1/33	2,733,973	2,842,010
2.44%		1/1/35	5,644,634	5,918,959
2.34%		1/1/35	7,101,620	7,426,038
2.50%		9/1/36	14,700,262	15,572,561
2.54%		6/1/37	19,895,087	21,181,165
2.73%		9/1/38	21,937,391	23,349,611
2.42%		9/1/38	9,467,746	10,011,488
3.09%		5/25/42	6,064,240	6,210,285
Fannie Mae Grantor Trust
3.66%		5/25/42	8,034,511	8,201,508
3.01%		8/25/43	9,657,798	9,767,192
Fannie Mae Whole Loan
3.95%		8/25/42	3,379,631	3,642,600
3.30%		8/25/42	9,293,158	10,098,736
3.12%		4/25/45	17,387,763	18,655,587
FHLMC Structured Pass-Through Securities
3.59%		3/25/44	2,343,326	2,386,464
Freddie Mac
2.88%		10/1/22	721,317	738,492
2.32%		9/1/27	1,126,083	1,162,067
2.30%		9/1/28	7,770,314	8,060,926
2.30%		9/1/30	665,955	682,100
2.41%		7/1/31	4,168,772	4,292,306

				165,194,506

6 Mo. Certificate of Deposit Based ARMS.	0.8%
Fannie Mae
1.35%		6/1/21	940,446	946,730
1.88%		12/1/24	1,554,543	1,588,116
Freddie Mac
2.02%		1/1/26	$662,115	$679,099

				3,213,945

See notes to Schedules of Investments.

ASSET MANAGEMENT FUND

ULTRA SHORT MORTGAGE FUND

SCHEDULE OF INVESTMENTS

January 31, 2012 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
6 Mo. London Interbank Offering Rate (LIBOR)	3.5%
Fannie Mae
1.65%		9/1/27	3,224,850	3,314,691
1.71%		3/1/28	2,878,185	2,952,908
2.19%		6/1/28	410,539	429,323
1.60%		9/1/33	1,347,235	1,383,381
1.74%		11/1/33	2,259,927	2,323,768
1.79%		11/1/33	1,112,401	1,146,949
Freddie Mac
2.58%		9/1/30	2,618,705	2,795,206

				14,346,226

Cost of Funds Index Based ARMS	8.8%
Fannie Mae
3.51%		2/1/28	12,354,166	13,053,807
2.53%		8/1/33	7,544,351	7,817,231
2.96%		11/1/36	8,322,983	8,802,121
2.47%		6/1/38	6,542,179	6,784,083

				36,457,242

MONTHLY London Interbank Offering Rate (LIBOR)
Collateralized Mortgage Obligations.	3.3%
Fannie Mae
0.84%		11/15/41	13,641,684	13,667,549

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				232,879,468

FIXED RATE MORTGAGE-RELATED SECURITIES	39.0%
30 Yr. Securities	0.9%
Government National Mortgage Association
4.00%		12/15/41	3,168,669	3,422,454

Collateralized Mortgage Obligations.	38.1%
Fannie Mae
5.00%		2/25/18	4,554,971	4,881,042
4.00%		10/25/23	2,815,254	2,926,769
5.00%		3/25/24	5,829,076	6,304,540
6.00%		1/25/32	9,500,000	9,873,312
5.50%		9/25/33	12,587,836	12,751,994

See notes to Schedules of Investments.

ASSET MANAGEMENT FUND

ULTRA SHORT MORTGAGE FUND

SCHEDULE OF INVESTMENTS

January 31, 2012 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
5.50%		9/25/34	$3,460,432	$3,484,329
4.50%		6/25/36	16,030,121	16,992,986
4.00%		8/25/37	5,147,168	5,387,716
5.50%		2/25/38	13,607,161	13,962,893
Freddie Mac
4.50%		12/15/13	234,960	234,963
5.00%		7/15/32	5,642,212	5,676,485
6.00%		2/15/33	12,545,000	12,978,317
5.50%		2/15/33	9,642,325	10,050,810
4.00%		6/15/36	20,000,000	21,365,722
Government National Mortgage Association
4.77%		8/16/27	14,115,387	14,415,861
5.08%		1/16/30	342,431	345,697
5.00%		8/20/35	10,449,905	10,747,180
4.50%		11/20/36	4,778,841	4,857,242

				157,237,858

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				160,660,312

U.S. GOVERNMENT AGENCIES	3.1%
FDIC Structured Sale Guaranteed Notes
1.68%(a)		1/7/13	2,500,000	2,487,650
3.00%(a)		9/30/19	2,070,358	2,082,883

				4,570,533

FDIC Trust
2.18%(a)		5/25/50	8,384,741	8,374,428

TOTAL U.S. GOVERNMENT AGENCIES				12,944,961

	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	0.2%
Northern Institutional Treasury Portfolio		919,112	$919,112

TOTAL INVESTMENT COMPANIES			919,112

See notes to Schedules of Investments.

ASSET MANAGEMENT FUND

ULTRA SHORT MORTGAGE FUND

SCHEDULE OF INVESTMENTS

January 31, 2012 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
REPURCHASE AGREEMENTS	1.1%
Bank of America, 0.16%, (Agreement dated 1/31/12 to be repurchased at $4,684,021 on 2/1/12. Collateralized by Fixed Rate U.S. Government Mortgage-Backed Securities, 4.81%—5.31%, with a value of $4,777,681 due at 7/20/60—1/20/61)		$4,684,000	$4,684,000

TOTAL REPURCHASE AGREEMENTS			4,684,000

TOTAL INVESTMENTS (Cost $ 404,921,743)(b)	99.9%		412,087,853
NET OTHER ASSETS (LIABILITIES)	0.1%		461,755

NET ASSETS.	100.0%		$412,549,608

*	The rates presented are the rates in effect at January 31, 2012.
(a)

Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)	Represents cost for financial reporting purposes.

FHLMC—Federal Home Loan Mortgage Corporation.

FDIC—Federal Deposit Insurance Corporation.

See notes to Schedules of Investments.

ASSET MANAGEMENT FUND

ULTRA SHORT FUND

SCHEDULE OF INVESTMENTS

January 31, 2012 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	64.1%
1 Yr. Constant Maturity Treasury Based ARMS	64.1%
Fannie Mae
2.31%		10/1/28	$155,420	$161,402
2.75%		12/1/30	458,680	482,965
2.30%		7/1/33	579,228	598,234
2.73%		9/1/38	953,910	1,015,318
Freddie Mac
2.43%		11/1/28	163,289	171,136
2.93%		1/1/29	577,750	608,748
2.33%		7/1/30	417,551	431,910
2.42%		9/1/30	79,738	83,128
2.57%		8/1/31	940,947	979,185

				4,532,026

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				4,532,026

FIXED RATE MORTGAGE-RELATED SECURITIES	29.3%
Collateralized Mortgage Obligations.	29.3%
Fannie Mae
6.00%		1/25/32	500,000	519,648
Freddie Mac
6.00%		2/15/33	1,500,000	1,551,811

				2,071,459

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				2,071,459

	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	6.2%
Northern Institutional Treasury Portfolio		440,293	$440,293

TOTAL INVESTMENT COMPANIES			440,293

TOTAL INVESTMENTS (Cost $ 6,992,878)(a)	99.6%		7,043,778
OTHER NET ASSETS (LIABILITIES)	0.4%		30,717

NET ASSETS	100.0%		$7,074,495

*	The rates presented are the rates in effect at January 31, 2012.
(a)	Represents cost for financial reporting purposes.

See notes to Schedules of Investments.

ASSET MANAGEMENT FUND

SHORT U.S. GOVERNMENT FUND

SCHEDULE OF INVESTMENTS

January 31, 2012 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	35.2%
1 Yr. Constant Maturity Treasury Based ARMS	35.2%
Fannie Mae
2.64%		5/1/31	$573,676	$601,709
2.44%		1/1/35	482,774	506,237
2.50%		9/1/36	683,733	724,305
2.73%		9/1/38	1,709,089	1,819,111
Fannie Mae Grantor Trust
3.66%		5/25/42	909,486	928,390
3.01%		8/25/43	1,885,995	1,907,357
Freddie Mac
2.42%		3/1/27	307,044	318,138
2.57%		8/1/31	1,372,375	1,428,146

				8,233,393

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				8,233,393

FIXED RATE MORTGAGE-RELATED SECURITIES	58.1%
15 Yr. Securities	12.2%
Fannie Mae
3.50%		7/1/21	2,228,528	2,348,106
2.50%		2/1/26	472,639	486,090
Freddie Mac
8.00%		12/17/15	17,308	18,140

				2,852,336

Collateralized Mortgage Obligations.	45.9%
Fannie Mae
4.00%		8/25/37	1,286,792	1,346,929
Freddie Mac
4.50%		4/15/19	2,918,904	3,131,568
6.00%		2/15/33	4,300,000	4,448,526

See notes to Schedules of Investments.

ASSET MANAGEMENT FUND

SHORT U.S. GOVERNMENT FUND

SCHEDULE OF INVESTMENTS

January 31, 2012 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
Government National Mortgage Association
4.77%		8/16/27	613,712	626,777
3.83%		6/16/31	$596,244	$606,343
4.50%		11/20/36	556,272	565,398

				10,725,541

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				13,577,877

U.S. GOVERNMENT AGENCIES	2.1%
FDIC Structured Sale Guaranteed Notes
1.68%(a)		1/7/13	500,000	497,530

TOTAL U.S. GOVERNMENT AGENCIES				497,530

	0	0	0

	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio		729	$729

TOTAL INVESTMENT COMPANIES			729

	Percentage of Net Assets	Principal Amount	Value
REPURCHASE AGREEMENTS	4.4%
Bank of America, 0.16%, (Agreement dated 1/31/12 to be repurchased at $1,022,005 on 2/1/12 Collateralized by Fixed Rate U.S. Government Mortgage-Backed Security, 4.81%, with a value of $1,042,441, due at 1/20/61)		$1,022,000	$1,022,000

TOTAL REPURCHASE AGREEMENTS			1,022,000

TOTAL INVESTMENTS (Cost $ 23,066,216)(b)	99.8%		23,331,529
NET OTHER ASSETS (LIABILITIES)	0.2%		46,648

NET ASSETS	100.0%		$23,378,177

*	The rates presented are the rates in effect at January 31, 2012.
(a)

Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)	Represents cost for financial reporting purposes.

FDIC—Federal Deposit Insurance Corporation.

See notes to Schedules of Investments.

ASSET MANAGEMENT FUND

INTERMEDIATE MORTGAGE FUND

SCHEDULE OF INVESTMENTS

January 31, 2012 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	12.1%
1 Yr. Constant Maturity Treasury Based ARMS	12.1%
Fannie Mae
2.64%		7/1/37	$1,635,404	$1,731,344
2.73%		9/1/38	1,311,626	1,396,062

				3,127,406

TOTAL ADJUSTABLE RATE MORTGAGE—RELATED SECURITIES				3,127,406

FIXED RATE MORTGAGE—RELATED SECURITIES	74.7%
15 Yr. Securities	37.0%
Fannie Mae
7.00%		3/1/15	35,298	37,142
7.00%		3/1/15	30,962	32,580
7.00%		3/1/15	64,552	67,926
7.50%		11/1/15	56,257	60,109
6.50%		1/1/16	50,325	53,175
6.00%		6/1/16	165,462	176,352
6.00%		7/1/17	200,554	216,497
6.00%		7/1/17	112,413	122,146
3.50%		7/1/21	1,782,822	1,878,485
2.50%		2/1/26	708,959	729,135
3.00%		9/1/26	5,701,875	5,953,761
Freddie Mac
6.00%		6/1/17	223,099	241,152

				9,568,460

30 Yr. Securities	30.0%
Freddie Mac
3.50%		11/1/41	7,473,493	7,757,837

Collateralized Mortgage Obligations	7.7%
Fannie Mae
4.00%		10/25/32	698,758	729,004

See notes to Schedules of Investments.

ASSET MANAGEMENT FUND

INTERMEDIATE MORTGAGE FUND

SCHEDULE OF INVESTMENTS

January 31, 2012 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
Government National Mortgage Association
4.77%		8/16/27	$613,712	$626,777
4.50%		11/20/36	632,085	642,455

				1,998,236

TOTAL FIXED RATE MORTGAGE—RELATED SECURITIES				19,324,533

U.S. GOVERNMENT AGENCIES	8.1%
FDIC Structured Sale Guaranteed Notes
3.00%(a)		9/30/19	258,795	260,360
FDIC Trust
2.18%(a)		5/25/50	1,822,770	1,820,528

TOTAL U.S. GOVERNMENT AGENCIES				2,080,888

	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio		358	$358

TOTAL INVESTMENT COMPANIES			358

	Percentage of Net Assets	Principal Amount	Value
REPURCHASE AGREEMENTS	5.1%
Bank of America, 0.16%, (Agreement dated 01/31/12 to be repurchased at $1,319,006 on 02/01/12. Collateralized by Fixed Rate U.S. Government Mortgage—Backed Securities, 4.81%, with a value of $1,345,381, due at 1/20/61)		$1,319,000	$1,319,000

TOTAL REPURCHASE AGREEMENTS			1,319,000

TOTAL INVESTMENTS (Cost $ 25,261,128)(b)	100.0%		25,852,185
NET OTHER ASSETS (LIABILITIES)	0.0%		7,607

NET ASSETS	100.0%		$25,859,792

*	The rates presented are the rates in effect at January 31, 2012.
(a)

Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)	Represents cost for financial reporting purposes.

FDIC—Federal Deposit Insurance Corporation.

See notes to Schedules of Investments.

ASSET MANAGEMENT FUND

U.S. GOVERNMENT MORTGAGE FUND

SCHEDULE OF INVESTMENTS

January 31, 2012 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE—RELATED SECURITIES*	32.7%
1 Yr. Constant Maturity Treasury Based ARMS	20.6%
Fannie Mae
2.64%		7/1/37	$2,553,673	$2,703,481
2.73%		9/1/38	1,907,820	2,030,636

				4,734,117

HYBRID ARMS	3.2%
Freddie Mac
2.46%		11/1/36	707,929	741,056

MONTHLY London Interbank Offering Rate (LIBOR)
Collateralized Mortgage Obligations	8.9%
Fannie Mae
0.70%		2/25/37	2,045,527	2,043,747

TOTAL ADJUSTABLE RATE MORTGAGE—RELATED SECURITIES				7,518,920

FIXED RATE MORTGAGE—RELATED SECURITIES	59.5%

15 Yr. Securities	18.4%
Fannie Mae
7.00%		3/1/15	42,589	44,814
3.50%		7/1/21	445,706	469,621
2.50%		2/1/26	708,959	729,135
3.00%		9/1/26	2,850,938	2,976,881

				4,220,451

30 Yr. Securities	7.7%
Fannie Mae
5.00%		3/1/38	380,920	411,007
Freddie Mac
3.50%		11/1/41	996,466	1,034,378
Government National Mortgage Association
7.50%		2/15/24	76,574	88,342
7.00%		4/15/27	88,015	101,287
6.00%		1/15/29	121,234	136,715

				1,771,729

See notes to Schedules of Investments.

ASSET MANAGEMENT FUND

U.S. GOVERNMENT MORTGAGE FUND

SCHEDULE OF INVESTMENTS

January 31, 2012 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations	33.4%
Fannie Mae
4.00%		1/25/33	$72,647	$75,228
5.50%		12/25/36	3,138,481	3,705,958
Freddie Mac
4.50%		4/15/19	2,928,712	3,142,091
4.00%		3/15/33	124,292	132,380
Government National Mortgage Association
4.77%		8/16/27	613,712	626,776

				7,682,433

TOTAL FIXED RATE MORTGAGE—RELATED SECURITIES				13,674,613

U.S. GOVERNMENT AGENCIES	4.3%
FDIC Structured Sale Guaranteed Note
3.00%(a)		9/30/19	258,795	260,360
FDIC Trust
2.18%(a)		5/25/50	729,108	728,211

TOTAL U.S. GOVERNMENT AGENCIES				988,571

	0000000000	0000000000	0000000000

	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	3.5%
Northern Institutional Treasury Portfolio		795,209	$795,209

TOTAL INVESTMENT COMPANIES			795,209

TOTAL INVESTMENTS (Cost $ 21,823,175)(b)	100.0%		22,977,313
NET OTHER ASSETS (LIABILITIES)	0.0%		7,435

NET ASSETS	100.0%		$22,984,748

*	The rates presented are the rates in effect at January 31, 2012.
(a)

Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)	Represents cost for financial reporting purposes.

FDIC—Federal Deposit Insurance Corporation.

See notes to Schedules of Investments.

ASSET MANAGEMENT FUND

LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

January 31, 2012 (Unaudited)

	0000000000	0000000000	0000000000
	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.4%
Aerospace & Defense	6.2%
General Dynamics Corp.		30,000	$2,074,800
United Technologies Corp.		40,000	3,134,000

			5,208,800

Air Freight & Logistics	3.1%
United Parcel Service, Inc.		35,000	2,647,750

Beverages	8.4%
Coca—Cola Co.		52,000	3,511,560
PepsiCo, Inc.		55,000	3,611,850

			7,123,410

Chemicals	1.9%
Praxair, Inc.		15,000	1,593,000

Commercial Banks	4.2%
Wells Fargo & Co.		120,000	3,505,200

Communications Equipment	1.6%
Cisco Systems, Inc.		70,000	1,374,100

Computers & Peripherals	4.1%
International Business Machines Corp.		18,000	3,466,800

Diversified Financial Services	3.3%
American Express Co.		55,000	2,757,700

Food & Staples Retailing	6.2%
Sysco Corp.		50,000	1,505,500
Wal—Mart Stores, Inc.		60,000	3,681,600

			5,187,100

Food Products	2.4%
General Mills, Inc.		50,000	1,991,500

Health Care Equipment & Supplies	5.3%
Becton, Dickinson & Co.		30,000	2,352,300
Medtronic, Inc.		55,000	2,121,350

			4,473,650

Hotels, Restaurants & Leisure	3.5%
McDonald’s Corp.		30,000	2,971,500

Household Products.	4.1%
Procter & Gamble		55,000	3,467,200

See notes to Schedules of Investments.

ASSET MANAGEMENT FUND

LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

January 31, 2012 (Unaudited)

	00000000000	00000000000	00000000000
	Percentage of Net Assets	Shares	Value
Industrial Conglomerates	6.7%
3M Company		33,000	$2,861,430
General Electric Co.		150,000	2,806,500

			5,667,930

Insurance	4.2%
Berkshire Hathaway, Inc.(a)		30	3,537,750

IT Services	1.9%
Automatic Data Processing		30,000	1,643,400

Media	2.8%
The Walt Disney Company		60,000	2,334,000

Oil & Gas Consumable Fuels	7.8%
Chevron Corp.		30,000	3,092,400
Exxon Mobil Corp.		42,000	3,517,080

			6,609,480

Pharmaceuticals	8.2%
Abbott Laboratories		60,000	3,249,000
Johnson & Johnson		55,000	3,625,050

			6,874,050

Software	4.4%
Microsoft Corp.		125,000	3,691,250

Specialty Retail	5.1%
Home Depot		50,000	2,219,500
TJX Companies		30,000	2,044,200

			4,263,700

TOTAL COMMON STOCKS			80,389,270

INVESTMENT COMPANIES	4.6%
Northern Institutional Treasury Portfolio		3,849,366	3,849,366

TOTAL INVESTMENT COMPANIES			3,849,366

TOTAL INVESTMENTS (Cost $59,025,060)(b)	100.0%		84,238,636
NET OTHER ASSETS (LIABILITIES)	0.0%		1,153

NET ASSETS	100.0%		$84,239,789

(a)	Non—income producing security.
(b)	Represents cost for financial reporting purposes.

See notes to Schedules of Investments.

ASSET MANAGEMENT FUND

NOTES TO SCHEDULES OF PORTFOLIO OF INVESTMENTS

January 31, 2012

Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As of January 31, 2012, the Trust is authorized to issue an unlimited number of shares in seven separate series: the Money Market Fund, the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund, the U.S. Government Mortgage Fund and the Large Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). Each of the Funds, except the Large Cap Equity Fund, offer a single class of shares. The Large Cap Equity Fund is authorized to sell two classes of shares: Class AMF Shares and Class H Shares. Class AMF and Class H Shares of the Large Cap Equity Fund have the same rights and obligations except: (i) Class AMF Shares bear a distribution fee, while Class H Shares do not have any distribution fee, which will cause Class AMF Shares to have a higher expense ratio and to pay lower dividends than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees, will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. The Trust maintains an insurance policy that insures its officers and trustees against certain liabilities.

A. Significant accounting policies are as follows:

SECURITY VALUATION

Money Market Fund:

Fund securities are valued under the amortized cost method as allowed by Rule 2a-7 under the 1940 Act, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant accretion / amortization rate of any discount or premium is recorded until maturity of the security as long as the calculation approximates fair value. Open-end mutual fund investments are valued at their most recently calculated net asset value. The Fund seeks to maintain a net asset value per share (“NAV”) at $1.00.

Ultra Short Mortgage Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund and U.S. Government Mortgage Fund:

The Funds’ debt securities (except short-term debt instruments maturing within 60 days which are valued at amortized cost) are valued at market quotations or values obtained from independent pricing services approved by the Board of Trustees of the Trust (“Board”). Pricing services may use various techniques to value securities which take in account a variety of factors including yield, quality, coupon rate, maturity date, type of issue, trading characteristics and other data, including broker quotes. If a pricing service is unable to provide valuations for a particular security or securities, or the Adviser has determined that such valuations are unreliable, the Funds will fair value the security or securities pursuant to the Board approved fair valuation methodology of the Adviser.

Within the fair value pricing methodology used by the Adviser, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The fair valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, prepayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security, and differences in the assumptions used could result in a different determination of fair value and those differences could be material.

Fair value pricing, including prices obtained from pricing services, is inherently a process of estimates and judgments. Fair value prices may fluctuate less than market prices due to technical issues which may impact the prices at which the Funds can purchase or sell securities. Market prices can be impacted by technical factors such as short term changes in market liquidity and volatility which may not directly impact fair value prices. There can be no assurance that a Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s NAV. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale. Open-end mutual fund investments are valued at their most recently calculated net asset value. Short-term instruments of sufficient credit quality maturing within 60 days of the valuation date will be valued at amortized cost, which approximates market value.

Large Cap Equity Fund:

Securities traded on the NASDAQ National Market System are valued at the official closing price as reported by NASDAQ. Securities traded on national exchanges are valued at the last reported sale price on the exchange where the security is principally traded. In the case of over-the-counter securities, securities are valued at the mean between closing bid and asked prices as of the close of regular trading on the New York Stock Exchange (normally 4:00 PM Eastern time). Open-end mutual fund investments are valued at their most recently calculated net asset value. Short-term debt instruments of sufficient credit quality maturing within 60 days of the valuation date are valued at amortized cost, which approximates market value. Securities for which (i) quotations are not readily available, or (ii) are determined by the Adviser not to reflect their fair market value are valued at fair value as determined in good faith by the Valuation Committee under the direction of the Board of Trustees.

The Funds have a three-tier fair value hierarchy and is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical assets

• Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2012:

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Money Market Fund
Repurchase Agreements	$—	$10,846,000	$—	$10,846,000
Investment Companies	38	—	—	38

Total Investments				10,846,038
Ultra Short Mortgage Fund
U.S. Government Agency Mortgages	—	393,539,780	—	393,539,780
U.S. Government Agencies	—	12,944,961	—	12,944,961
Repurchase Agreements	—	4,684,000	—	4,684,000
Investment Companies	919,112	—	—	919,112

Total Investments				412,087,853
Ultra Short Fund
U.S. Government Agency Mortgages	—	6,603,485	—	6,603,485
Investment Companies	440,293	—	—	440,293

Total Investments				7,043,778
Short U.S. Government Fund
U.S. Government Agency Mortgages	—	21,811,270	—	21,811,270
U.S. Government Agencies		497,530		497,530
Repurchase Agreements	—	1,022,000	—	1,022,000
Investment Companies	729	—	—	729

Total Investments				23,331,529
Intermediate Mortgage Fund
U.S. Government Agency Mortgages	—	22,451,939	—	22,451,939
U.S. Government Agencies	—	2,080,888	—	2,080,888
Repurchase Agreements	—	1,319,000	—	1,319,000
Investment Companies	358	—	—	358

Total Investments				25,852,185
U.S. Government Mortgage Fund
U.S. Government Agency Mortgages	—	21,193,533	—	21,193,533
U.S. Government Agencies	—	988,571	—	988,571
Investment Companies	795,209	—	—	795,209

Total Investments				22,977,313
Large Cap Equity Fund
Common Stocks	80,389,270	—	—	80,389,270
Investment Companies	3,849,366	—	—	3,849,366

Total Investments				$84,238,636

As of January 31, 2012, there were no level 3 securities held by the Funds. The Funds’ policy is to disclose significant transfers between levels based on valuations at the end of the reporting period. There were no significant transfers between Level 1 or 2 as of January 31, 2012, based on levels assigned to securities on October 31, 2011.

Liquidity and Valuation of Certain Securities

While liquidity for government securities remains quite strong, the involvement of the federal government in the mortgage and real estate markets continues to create uncertainty for investors by reducing market liquidity. Additionally, changes in the securitization process, and changes in the mandate of the government sponsored mortgage entities (GNMA, FHLMC, and FNMA, or the “GSEs”) could impact the Fund’s future performance. For example, the federal government continues to evaluate novel strategies for modifying loan principal balances for many classes of residential mortgage-backed securities, and these strategies could negatively impact the valuation of certain holdings of the Funds. Weaker than expected economic growth or further increases in unemployment could result in an increase in loan delinquencies and home foreclosures and reduce home prices. This may also lead to accelerated loan buyouts by the GSEs, which could negatively impact fund performance. In general, these shifts in government housing and mortgage policy, particularly if they are unanticipated, could reduce market liquidity which would likely lead to lower prices for the securities held by the Funds. Illiquid securities generally are those that cannot be sold or disposed of in an orderly fashion within seven calendar days at approximately the price at which they are valued. Because the market price of illiquid securities generally is more difficult to estimate than that of more liquid securities, illiquid securities may be sold at prices that differ from the value assigned to them. This illiquidity of portfolio securities may result in the Funds incurring greater losses on the sale of some portfolio securities than under more stable market conditions. Such losses could adversely impact the Funds’ net asset value.

REPURCHASE AGREEMENTS

Obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks may be purchased from government securities dealers or the custodian bank, subject to the seller’s agreement to repurchase them at an agreed upon date and price. The value of collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by Funds may be delayed or limited.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS

Each Fund, except the Money Market Fund, may purchase securities on a when-issued or delayed delivery basis. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. By the time of delivery, securities purchased on a when-issued or delayed-delivery basis may be valued at less than the purchase price. At the time when-issued or delayed-delivery securities are purchased, the Funds must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Funds will not earn any income on the securities that it purchased.

FEDERAL INCOME TAX INFORMATION

As of January 31, 2012, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AMF Money Market Fund	$10,846,038	$—	$—	$—
AMF Ultra Short Mortgage Fund	404,921,743	8,499,157	(1,333,047)	7,166,110
AMF Ultra Short Fund	6,992,878	101,217	(50,317)	50,900
AMF Short U.S. Government Fund	23,066,216	408,722	(143,409)	265,313
AMF Intermediate Mortgage Fund	25,261,128	593,254	(2,197)	591,057
AMF U.S. Government Mortgage Fund	21,823,175	1,166,000	(11,862)	1,154,138
AMF Large Cap Equity Fund	59,025,060	28,213,942	(3,000,366)	25,213,576

NEW ACCOUNTING PRONOUNCEMENTS

On May 12, 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”), modifying Accounting Standards Codification (“ASC”) 820. At the same time, the International Accounting Standards Board (“IASB”) issued International financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation procedures used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this requirement and the impact it will have to the Portfolios’ financial statement disclosures.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Asset Management Fund

By (Signature and Title)

/s/ Trent Statczar
Trent Statczar, Treasurer

Date: March 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Trent Statczar
Trent Statczar, Treasurer

Date: March 27, 2012

By (Signature and Title)

/s/ Rodger Shay, Jr.
Rodger Shay, Jr., President

Date: March 27, 2012